INVENTORY (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
SIGNIFICANT ACCOUNTING POLICIES
Inventory	$ 504,521	$ 118,682
Purchased inventory	$ 7,119,894	$ 225,424